Pension and other post-retirement benefits - Expected Benefit Payments (Detail) CAD in Thousands	Dec. 31, 2017 CAD
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2018	CAD 43,445
2019	39,037
2020	40,132
2021	45,060
2022	45,108
2023-2027	236,821
Post Retirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2018	7,353
2019	7,989
2020	8,845
2021	9,425
2022	10,093
2023-2027	CAD 58,844